Related Party Transactions (Schedule of Significant Related Party Transactions) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Companies under control of Shanda [Member] CNY	Dec. 31, 2013 Companies under control of Shanda [Member] CNY	Dec. 31, 2012 Companies under control of Shanda [Member] CNY	Dec. 31, 2014 Shanda [Member] CNY	Dec. 31, 2013 Shanda [Member] CNY	Dec. 31, 2012 Shanda [Member] CNY	Dec. 31, 2014 Shanda and companies under control of Shanda [Member] USD ($)	Dec. 31, 2014 Shanda and companies under control of Shanda [Member] CNY	Dec. 31, 2013 Shanda and companies under control of Shanda [Member] CNY	Dec. 31, 2012 Shanda and companies under control of Shanda [Member] CNY
Activity related to online gaming business:
Sales agent fees, paid to related parties	(19,713)	(41,889)	(49,543)
Promotion service fees, paid to related parties	(2,924)	(2,770)	(3,914)
Technical service fees, paid to related parties	(7,628)	(19,757)	(20,308)
Online game licensing fees, received from related parties	5,405	416	1,538
Platform service fees and sales agent fees, received from related parties	17,712	34,697	57,101
Benefit from reversal corporate general expenses allocated from related parties				0	0	3,467
Rental fee, paid to related parties	(31,164)	(34,434)	(18,511)
Service fees, paid to related parties	(19,572)	(20,365)	(9,434)
Interest on loans to or from Shanda or companies under its control:
Interest expense for loans from related parties							(300)	(2,048)	(28,766)	(26,787)
Interest income from loans to related parties							$ 300	1,668	48,588	83,711